Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants - Summary of Transactions for Stock Options and Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares Outstanding (in shares)	2,764,983
Options exercise price (in dollars per share)			$ 65.75
Number of Shares Outstanding (in shares)	3,448,885	2,764,983
Warrant [Member]
Number of Shares Outstanding (in shares)	1,951,257	871,101	323,099
Average Exercise Price Outstanding (in dollars per share)	$ 23.74	$ 52.22	$ 128.40
Number of Shares Issued (in shares)	2,028,776	1,082,946	1,487,881
Average Exercise Price Issued (in dollars per share)	$ 1.08	$ 1.49	$ 0.71
Number of Shares Expired (in shares)	(10,706)	(2,790)
Average Exercise Price Expired (in dollars per share)	$ 199.55	$ 281.46
Number of Shares Exercised (in shares)	(650,062)		(939,879)
Average Exercise Price Exercised (in dollars per share)	$ 1
Number of Shares Outstanding (in shares)	3,319,265	1,951,257	871,101
Average Exercise Price Outstanding (in dollars per share)	$ 4.55	$ 23.74	$ 52.22
Employee Stock Option [Member]
Number of Shares Outstanding (in shares)	2,764,983	165,643	31,350
Average Exercise Price Outstanding (in dollars per share)	$ 2	$ 11.22	$ 133.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	836,950	2,612,070	157,982
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.12	$ 1.45	$ 3.14
Number of Shares Expired (in shares)	(153,048)	(12,730)	(22,377)
Average Exercise Price Expired (in dollars per share)	$ 2	$ 10.39	$ 122.13
Number of Shares Exercised (in shares)			(1,312)
Options exercise price (in dollars per share)			$ 65.75
Number of Shares Outstanding (in shares)	3,448,885	2,764,983	165,643
Average Exercise Price Outstanding (in dollars per share)	$ 1.78	$ 2	$ 11.22